CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue	¥ 12,907,407	$ 1,845,734	¥ 12,405,582	¥ 4,640,171
Share-based compensation expenses				7,000
Foreign currency translation adjustment, income tax expenses	0		0	0
Other operating costs
Share-based compensation expenses	(28,628)	(4,094)	(21)	(54)
Sales and marketing expenses
Share-based compensation expenses	(50,450)	(7,214)	(25)	(58)
General and administrative expenses
Share-based compensation expenses	(644,460)	$ (92,157)	(557)	(10,404)
Related party
Revenue	¥ 32,707		¥ 18,811	¥ 2,511